Annual Total Returns[BarChart] - UltraShort Small-Cap ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(51.19%)	(24.72%)	(35.06%)	(52.84%)	(18.79%)	(2.09%)	(40.10%)	(27.19%)	17.86%	(38.99%)